Tangible assets - Changes in the consolidated balance sheet (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in Tangible assets
Balances at the beginning of the year	$ 12,620
Balances at the end of the year	13,707	$ 12,620
Tangible assets pledged as security for liabilities	0
Gross carrying amount
Changes in Tangible assets
Balances at the beginning of the year	25,350	23,087
Additions	3,314	2,450
Disposals	(491)	(187)
Balances at the end of the year	28,173	25,350
Accumulated depreciation and amortization
Changes in Tangible assets
Balances at the beginning of the year	(12,730)	(10,881)
Additions	(2,227)	(2,032)
Disposals	491	183
Balances at the end of the year	$ (14,466)	$ (12,730)